UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22010

Cohen & Steers European Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY			10017
(Address of principal executive offices)			(Zip code)

Adam M. Derechin Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2007

Item 1. Reports to Stockholders.

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

June 8, 2007

To Our Shareholders:

We are pleased to submit to you our report for the period ended April 30, 2007. The net asset values per share at that date were $11.04, $11.04, and $11.04 for Class A, Class C and Class I shares, respectively.

We believe the fund offers investors access to an asset class with the potential for attractive total returns and diversification benefits. Over the long term, we believe that European real estate securities markets stand to benefit from a significant amount of new capital, facilitated by wider adoption of the REIT structure, which has been instrumental in the development of the U.S. real estate securities market. Economic growth in Europe has caused demand for space to remain ahead of supply, creating the potential for cash flow growth and capital appreciation.

From a diversification standpoint, real estate provides investors direct participation in local economies, as many real estate companies derive the majority of their income from properties in their home countries. The underlying business and economic cycles that drive real estate performance in each country can be unique, and may have low correlations with property and security cycles in the U.S. and elsewhere. However, please note that the fund will be subject to the risks of investing in foreign securities, including adverse changes in European markets and political, social or economic events within the region.

The total return, including income and change in net asset value, for Cohen and Steers European Realty Shares and the comparative benchmarks were:

For the Period April 13, 2007 through April 30, 2007
Cohen & Steers European Realty Shares—Class A	–3.66%
Cohen & Steers European Realty Shares—Class C	–3.66%
Cohen & Steers European Realty Shares—Class I	–3.66%
FTSE NAREIT EPRA Europe Index[a]	–2.67%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the fund current to the most recent month-end can be obtained by visiting our Web site at cohenandsteers.com. Performance quoted does not reflect the deduction of the maximum 4.5% initial sales charge on Class A shares or the 1% maximum contingent deferred sales charge on Class C shares. If such charges were included, returns would have been lower.

a  The FTSE NAREIT EPRA Europe Index is an unmanaged portfolio of approximately 101 constituents from 15 countries in the Europe region.

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

Investment Review

The decline of the fund and index in the initial period reflected difficult conditions for Europe's overall real estate securities market amid concerns of rising interest rates and inflation. The U.K. real estate securities market (–3.9% total return)1 underperformed in the period, struggling due to concerns over a slowdown in the rise of property values. The market was additionally hindered by a pickup in inflation, which crossed 3%, fueling concerns that the Bank of England would continue to raise interest rates. These factors outweighed continued solid GDP growth and strong fundamentals in London's real estate markets—especially the office sector, where demand outstrips supply and rents continue to climb. Germany (–2.3%) also declined in the period. Despite an improving economy, the restructuring of the residential market has been slow. France (–0.8%) had a slight decline, although it outperformed the broad European real estate securities market. Fundamentals for office space in Paris remain strong. Norway (+1.5%) and Finland (+1.1%) were among the few European markets to advance in the period, aided by improving economies and real estate fundamentals.

In this environment, stock selection in the U.K. detracted from the fund's performance compared with its benchmark, while stock selection in Germany and Italy helped the fund's relative performance.

Investment Outlook

Recent performance notwithstanding, we believe that Germany and the U.K. have attractive long-term prospects. Valuations have become more compelling, especially in the U.K., where many real estate companies are trading at substantial discounts to their NAVs. At some point, stock prices should revert toward underlying valuations. We also expect to see an increase in stock buybacks as companies take advantage of lower valuations.

Germany's economy continues to improve, and we believe this will translate into better market conditions as demand for space strengthens in major cities. The country's new REIT structure has had little impact to date, but as it takes hold, Germany's massive private real estate holdings will begin to shift into the public market.

Growth has picked up in the Netherlands, with annualized GDP close to 3%, aiding office space in particular. Although vacancy rates remain relatively high, supply has been reined in, auguring well for occupancies and rents. The Dutch market is also behind most of Europe in its cycle, implying that cap rates have not yet fully compressed to reflect the potential rental growth pickup. We also believe that improving economies and favorable fundamentals should continue to drive the Scandinavian markets.

Our strategy is to identify companies with attractive valuations in an asset class that has considerable room to grow. The vast majority of European real estate remains in private hands, and the percentage of the region's real estate available to investors through the public market is expected to expand. The increased adoption of the REIT structure will encourage a more liquid real estate market securities and present significant investment opportunities over time.

1  Country returns as measured by the FTSE EPRA NAREIT Europe Index.

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

Sincerely,

MARTIN COHEN	ROBERT H. STEERS

Co-chairman	Co-chairman

JOSEPH M. HARVEY	JAMES S. CORL

Portfolio Manager	Portfolio Manager

W. JOSEPH HOULIHAN	GERIOS J.M. ROVERS

Portfolio Manager	Portfolio Manager

The views and opinions in the preceding commentary are as of the date stated and are subject to change. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about any of our funds, visit cohenandsteers.com, where you'll find daily net asset values, fund fact sheets and portfolio highlights. You can also access newsletters, education tools and market updates covering REIT, utility and preferred securities sectors.

In addition, our Web site contains comprehensive information about our firm, including our most recent press releases, profiles of our senior investment professionals, and an overview of our investment approach.

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

Expense Example (Unaudited)

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 04/13/07–04/30/07.

Actual Expenses

The first line of the table below provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

Expense Example (Unaudited)—(Continued)

	Beginning Account Value 04/13/07	Ending Account Value 04/30/07	Expenses Paid During Period* 04/13/07– 04/30/07
Class A
Actual (–3.66% return)	$1,000.00	$963.40	$0.87
Hypothetical (5% annual return before expenses)	$1,000.00	$1,001.58	$0.89
Class C
Actual (–3.66% return)	$1,000.00	$963.40	$1.19
Hypothetical (5% annual return before expenses)	$1,000.00	$1,001.26	$1.21
Class I
Actual (–3.66% return)	$1,000.00	$963.40	$0.70
Hypothetical (5% annual return before expenses)	$1,000.00	$1,001.75	$0.72

*  Expenses are equal to the fund's Class A, Class C and Class I annualized expense ratio of 1.80%, 2.45% and 1.45%, respectively, multiplied by the average account value over the period, multiplied by 18/365 (to reflect the fiscal period). If the fund had borne all of its expenses that were assumed by the advisor, the annualized expense ratios would have been 15.95%, 16.60% and 16.71%, respectively.

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

April 30, 2007

Top Ten Holdings
(Unaudited)

Security	Market Value	% of Net Assets
Land Securities Group PLC	$526,653	10.2%
British Land Co., PLC	485,138	9.4
Unibail	350,920	6.8
Rodamco Europe NV	259,488	5.0
Hammerson PLC	212,820	4.1
Slough Estates PLC	212,164	4.1
Liberty International PLC	205,040	4.0
Derwent Valley Holdings PLC	196,890	3.8
Fonciere des Regions	182,462	3.5
Immofinanz Immobilien Anlagen AG	143,120	2.8

Country Breakdown

(Based on Net Assets)
(Unaudited)

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

April 30, 2007 (Unaudited)

		Number of Shares	Value
COMMON STOCK	93.9%
AUSTRIA	3.2%
DIVERSIFIED
CA Immobilien Anlagen AGa		612	$20,427
Immofinanz Immobilien Anlagen AGa		8,805	143,120
TOTAL AUSTRIA			163,547
FINLAND	3.5%
DIVERSIFIED	1.3%
Citycon Oyj		8,208	65,479
OFFICE	2.2%
Sponda Oyj		6,607	111,881
TOTAL FINLAND			177,360
FRANCE	14.8%
DIVERSIFIED	11.9%
Fonciere des Regions		956	182,462
Societe Immobiliere de Location pour L'Industrie et le Commerce (Silic)		468	81,250
Unibail		1,266	350,920
			614,632
SHOPPING CENTER	2.9%
Klepierre		580	111,847
Mercialys Promesse		952	36,798
			148,645
TOTAL FRANCE			763,277
GERMANY	7.3%
APARTMENT	2.8%
Deutsche Wohnen AG		212	12,383
Gagfah SA		2,724	72,759
Patrizia Immobilien AG		2,911	61,461
			146,603

See accompanying notes to financial statements.

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2007 (Unaudited)

		Number of Shares	Value
DIVERSIFIED	1.6%
IVG Immobilien AG		1,820	$81,589
OFFICE	2.9%
Alstria Office AGa		3,405	74,811
Eurocastle Investment Ltd.		1,414	74,676
			149,487
TOTAL GERMANY			377,679
ITALY	3.6%
DIVERSIFIED	0.7%
Pirelli & C. Real Estate S.p.A.		486	36,977
OFFICE	1.7%
Beni Stabili S.p.A.		51,542	87,335
SHOPPING CENTER	1.2%
Immobiliare Grande Distribuzione		10,650	59,847
TOTAL ITALY			184,159
NETHERLANDS	11.4%
DIVERSIFIED	1.4%
Eurocommercial Properties NV		425	24,569
Wereldhave NV		330	47,739
			72,308
INDUSTRIAL	0.8%
ProLogis European Properties		1,831	39,026
MALLS	5.0%
Rodamco Europe NV		1,762	259,488
OFFICE	1.7%
VastNed Offices/Industrial NV		2,129	87,243
SHOPPING CENTER	2.5%
Corio NV		1,209	107,102
VastNed Retail NV		200	19,512
			126,614
TOTAL NETHERLANDS			584,679

See accompanying notes to financial statements.

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2007 (Unaudited)

		Number of Shares	Value
NORWAY	1.9%
HOTEL	0.5%
NorGani Hotels ASA		2,023	$24,931
REAL ESTATE OPERATIONS/DEVELOPMENT	1.4%
Norwegian Property ASA		6,280	75,166
TOTAL NORWAY			100,097
SWEDEN	3.7%
DIVERSIFIED	1.8%
Castellum AB		3,409	51,759
Kungsleden AB		2,530	40,833
			92,592
OFFICE	1.9%
Fabege AB		2,781	74,075
Klovern AB		5,300	25,096
			99,171
TOTAL SWEDEN			191,763
SWITZERLAND	1.2%
DIVERSIFIED
PSP Swiss Property AGa		1,020	60,983
UNITED KINGDOM	43.3%
DIVERSIFIED	23.0%
British Land Co., PLC		16,609	485,138
Development Securities PLC		1,884	24,780
Helical Bar PLC		8,629	73,904
Land Securities Group PLC		13,528	526,653
Quintain Estates & Development PLC		4,306	72,713
			1,183,188
INDUSTRIAL	6.0%
Brixton PLC		10,056	95,709
Slough Estates PLC		13,855	212,164
			307,873

See accompanying notes to financial statements.

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2007 (Unaudited)

		Number of Shares	Value
MALLS	4.0%
Liberty International PLC		8,551	$205,040
OFFICE	5.6%
Derwent Valley Holdings PLC		4,643	196,890
Great Portland Estates PLC		6,521	93,297
			290,187
SELF STORAGE	0.5%
Safestore Holdings Ltd.[a]		5,103	25,103
SHOPPING CENTER	4.2%
Hammerson PLC		7,037	212,820
TOTAL UNITED KINGDOM			2,224,211
TOTAL INVESTMENTS (Identified cost—$5,019,223)[b]	93.9%		4,827,755
OTHER ASSETS IN EXCESS OF LIABILITIES	6.1%		315,322
NET ASSETS	100.0%		$5,143,077

Note: Percentages indicated are based on the net assets of the fund.

a  Non-income producing security.

b  All securities except Alstria Office AG, Eurocastle Investment Ltd. and Safestore Holdings Ltd. have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors.

See accompanying notes to financial statements.

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007 (Unaudited)

ASSETS:
Investments in securities at value (Identified cost—$5,019,223)	$4,827,755
Cash	22,900
Foreign currency at value (Identified cost—$27,818)	27,820
Receivable for fund shares sold	230,030
Deferred offering costs	116,934
Receivable for investments sold	68,018
Receivable due from advisor	33,551
Dividends receivable	13,446
Total Assets	5,340,454
LIABILITIES:
Payable for offering costs	123,000
Payable for investment securities purchased	44,073
Payable for directors fees	2,754
Payable for administration fees	193
Payable for distribution fees	11
Other liabilities	27,346
Total Liabilities	197,377
NET ASSETS	$5,143,077
NET ASSETS consist of:
Paid-in capital	$5,330,305
Undistributed net investment income	19,160
Net realized loss	(15,116)
Net unrealized depreciation	(191,272)
$5,143,077

See accompanying notes to financial statements.

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

April 30, 2007 (Unaudited)

CLASS A SHARES:
NET ASSETS	$102,422
Shares issued and outstanding ($0.001 par value common stock outstanding)	9,279
Net asset value and redemption price per share	$11.04
Maximum offering price per share ($11.04 ÷ 0.955)[a]	$11.56
CLASS C SHARES:
NET ASSETS	$322,425
Shares issued and outstanding ($0.001 par value common stock outstanding)	29,209
Net asset value and offering price per share[b]	$11.04
CLASS I SHARES:
NET ASSETS	$4,718,230
Shares issued and outstanding ($0.001 par value common stock outstanding)	427,398
Net asset value, offering and redemption price per share	$11.04

a  On investments of $100,000 or more, the offering price is reduced.

b  Redemption price per share is equal to the net asset value per share less any applicable deferred sales charge of 1% on shares held for less than one year.

See accompanying notes to financial statements.

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

STATEMENT OF OPERATIONS

For the period April 13, 2007a through April 30, 2007 (Unaudited)

Investment Income:
Dividend income (net of $2,533 of foreign withholding tax)	$20,629
Interest income	1,388
Total Income	22,017
Expenses:
Professional fees	11,016
Custodian fees and expenses	6,210
Offering costs	6,066
Shareholder reporting expenses	4,698
Directors' fees and expenses	2,754
Administration fees	2,659
Investment advisory fees	1,934
Registration and filing fees	1,296
Transfer agent fees	1,062
Distribution fees—Class A	10
Distribution fees—Class C	29
Shareholder servicing fees—Class A	4
Shareholder servicing fees—Class C	10
Miscellaneous	594
Total Expenses	38,342
Reduction of Expenses	(35,485)
Net Expenses	2,857
Net Investment Income	19,160
Net Realized and Unrealized Gain (Loss):
Net realized loss on:
Investments	(4,819)
Foreign currency transactions	(10,297)
Net realized loss	(15,116)
Net change in unrealized appreciation (depreciation):
Investments	(191,468)
Foreign currency translations	196
Net change in unrealized depreciation	(191,272)
Total net realized and unrealized loss on investments	(206,388)
Net Decrease in Net Assets Resulting from Operations	$(187,228)

a  Commencement of operations

See accompanying notes to financial statements.

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

For the Period April 13, 2007[a] through April 30, 2007
Change in Net Assets:
From Operations:
Net investment income	$19,160
Net realized loss	(15,116)
Net change in unrealized depreciation	(191,272)
Net decrease in net assets resulting from operations	(187,228)
Capital Stock Transactions:
Increase in net assets from fund share transactions	5,230,030
Total increase in net assets	5,042,802
Net Assets:
Beginning of period	100,275
End of period[b]	$5,143,077

a  Commencement of operations.

b  Includes undistributed net investment income of $19,160.

See accompanying notes to financial statements.

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

FINANCIAL HIGHLIGHTS (Unaudited)

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

	Class A	Class C	Class I
Per Share Operating Performance:	For the period April 13, 2007[a] through April 30, 2007
Net asset value, beginning of period	$11.46	$11.46	$11.46
Income (loss) from investment operations:
Net investment income[b]	0.05	0.05	0.05
Net realized loss on investments	(0.47)	(0.47)	(0.47)
Total loss from investment operations	(0.42)	(0.42)	(0.42)
Net asset value, end of period	$11.04	$11.04	$11.04
Total investment return[c]	(3.66)%[d]	(3.66)%[d]	(3.66)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$0.1	$0.3	$4.7
Ratio of expenses to average daily net assets (before expense reduction)[e,f]	15.95%	16.60%	16.71%
Ratio of expenses to average daily net assets (net of expense reduction)[e]	1.80%	2.45%	1.45%
Ratio of net investment loss to average daily net assets (before expense reduction)[e,f]	(4.54)%	(5.19)%	(5.32)%
Ratio of net investment income to average daily net assets (net of expense reduction)[e]	9.61%	8.96%	9.93%
Portfolio turnover rate[c]	3%	3%	3%

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Not annualized.

d  Does not reflect sales charges, which would reduce return.

e  Annualized.

f  Due to the significant growth of net assets on a small asset base, the expense ratio, when averaged over the year, differs from the fund's other classes by an amount other than the class specific expenses. Typically, the ratios between classes will only differ by the class specific expenses (i.e., distribution fees and shareholder servicing fees).

See accompanying notes to financial statements.

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Significant Accounting Policies

Cohen & Steers European Realty Shares, Inc. (the fund) was incorporated under the laws of the State of Maryland on January 29, 2007 and is registered under the Investment Company Act of 1940, as amended, as a nondiversified, open-end management investment company. The fund's investment objective is total return. The fund had no operations until March 22, 2007 when it sold 100 shares each of Class A and C and 8,550 shares of Class I for $100,275 to Cohen & Steers Capital Management, Inc. (the advisor). Investment operations commenced on April 13, 2007. The authorized shares of the fund are divided into three classes designated Class A, C, and I shares. Each of the fund's shares has equal dividend, liquidation and voting rights (except for matters relating to distributions and shareholder servicing of such shares).

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange (NYSE) but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the advisor to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund's Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. In particular, portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of trading on the NYSE on the day the securities are being valued, developments occur that are expected to materially affect the value of such securities, such values may be adjusted to reflect the estimated fair value of such securities as of the close of trading on the NYSE using a pricing service and/or procedures approved by the fund's Board of Directors.

The fund's use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Security Transactions and Investment Income: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income is recorded on the ex-dividend date except for certain dividends on foreign securities, which are recorded as soon as the fund is informed after ex-dividend date. The fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Foreign Currency Translation and Forward Foreign Currency Contracts: The books and records of the fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

assets and liabilities and forward foreign currency contracts (forward contracts) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

Foreign Securities: The fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income are declared and paid semi-annually. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the fund based on the net asset value per share at the close of business on the ex-dividend date unless the shareholder has elected to have them paid in cash.

Federal Income Taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary.

Note 2. Investment Advisory and Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: Pursuant to an advisory agreement (the advisory agreement), the advisor provides the fund with the day-to-day investment decisions and generally manages the fund's investments in accordance with the stated policies of the fund, subject to the supervision of the fund's Board of Directors. For the services provided

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

to the fund, the advisor receives a monthly fee, accrued daily and paid monthly, at the annual rate of 1.0% of the average daily net assets of the fund.

For the period April 13, 2007 (commencement of operations) through April 30, 2007 and through October 31, 2008, the advisor has contractually agreed to waive its fee and/or reimburse the fund for expenses incurred to the extent necessary to maintain the fund's annual operating expenses at 1.80% for the Class A shares, 2.45% for the Class C shares and 1.45% for the Class I shares.

Under a subadvisory agreement between the advisor and Cohen & Steers Europe S.A. and Cohen & Steers UK Limited (the subadvisors), each a wholly owned subsidiary of the advisor, the subadvisors provide investment research and advisory services on European real estate companies and in the case of Cohen & Steers Europe S.A., provide trade order execution services to the fund. For its services provided under the subadvisory agreements, the advisor (not the fund) pays each subadvisor a monthly fee at the annual rate of 0.25% of the average daily net assets of the fund. For the period April 13, 2007 (commencement of operations) through April 30, 2007, the advisor paid each subadvisor $499.

Administration Fees: The fund has entered into an administration agreement with the advisor under which the advisor performs certain administrative functions for the fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.10% of the fund's average daily net assets. For the period April 13, 2007 (commencement of operations) through April 30, 2007, the fund paid the advisor $199 in fees under this administration agreement. Additionally, the fund has retained State Street Bank and Trust Company as sub-administrator under a fund accounting and administration agreement.

Distribution Fees: Shares of the fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the advisor. The fund has adopted a distribution plan (the plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The plan provides that the fund will pay the distributor a fee at an annual rate of up to 0.25% of the average daily net assets attributable to the Class A shares and up to 0.75% of the average daily net assets attributable to the Class C shares.

Shareholder Servicing Fees: The fund has adopted a shareholder services plan which provides that the fund may obtain the services of qualified financial institutions to act as shareholder servicing agents for their customers. For these services, the fund may pay the shareholder servicing agent a fee, accrued daily and paid monthly, at an annual rate of up to 0.10% of the average daily net asset value of the fund's Class A shares and up to 0.25% of the average daily net asset value of the fund's Class C shares.

Directors' and Officers' Fees: Certain directors and officers of the fund are also directors, officers, and/or employees of the advisor. The fund does not pay compensation to any affiliated directors and officers except for the Chief Compliance Officer, who received $4 from the fund for the period April 13, 2007 (Commencement of Operations) through April 30, 2007.

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Offering Costs: The advisor incurred offering costs on behalf of the fund in the amount of $123,000 which will be reimbursed by the fund net of any operating expense waivers. Such expenses were deferred and are being amortized over a one-year period from the commencement of operations.

Investment by Affiliates: At April 30, 2007, the advisor owned 95.53% of the fund.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the period April 13, 2007 (commencement of operations) through April 30, 2007 totaled $5,159,045 and $135,003, respectively.

Note 4. Income Tax Information

As of April 30, 2007, the federal tax cost and net unrealized depreciation were as follows:

Gross unrealized appreciation	$12,062
Gross unrealized depreciation	203,530
Net unrealized depreciation	$(191,468)
Cost for federal income tax purposes	$5,019,223

Note 5. Capital Stock

The fund is authorized to issue 600 million shares of capital stock, at a par value of $0.001 per share. The Board of Directors of the fund may increase or decrease the aggregate number of shares of common stock that the fund has authority to issue. Transactions in fund shares were as follows:

	For the Period April 13, 2007[a] through April 30, 2007
	Shares	Amount
CLASS A:
Sold	9,179	$105,002
CLASS C:
Sold	29,109	$325,028
CLASS I:
Sold	418,848	$4,800,000

a  Commencement of operations

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 6. Other

In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 7. New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. An assessment of the fund's tax positions has been made and it has been determined that there is no impact to the fund's financial statements.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statements.

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

OTHER INFORMATION

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-330-7348, (ii) on our Web site at cohenandsteers.com or (iii) on the Securities and Exchange Commission's Web site at http://www.sec.gov. In addition, beginning in April 2007, the fund's proxy voting record for the most recent 12-month period ended December 31 will be available (i) without charge, upon request, by calling 1-800-330-7348 or (ii) on the SEC's Web site at http://www.sec.gov.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available (i) without charge, upon request by calling 1-800-330-7348, or (ii) on the SEC's Web site at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please note that the distributions paid by the fund to shareholders are subject to recharacterization for tax purposes. The final tax treatment of these distributions is reported to shareholders on their 1099-DIV forms, which are mailed to shareholders after the close of each fiscal year. The fund may pay distributions in excess of the fund's net investment company taxable income and this excess would be a tax-free return of capital distributed from the fund's assets. To the extent this occurs, the fund's shareholders of record will be notified of the estimated amount of capital returned to shareholders for each such distribution and this information will also be available at cohenandsteers.com. Distributions of capital decrease the fund's total assets and, therefore, could have the effect of increasing the fund's expense ratio. In addition, in order to make these distributions, the fund may have to sell portfolio securities at a less than opportune time.

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

Meet the Cohen & Steers family of open-end funds:

COHEN & STEERS
REALTY SHARES

  •  Designed for investors seeking maximum total return, investing primarily in REITs

  •  Symbol: CSRSX

COHEN & STEERS
REALTY INCOME FUND

  •  Designed for investors seeking high current income, investing primarily in REITs

  •  Symbols: CSEIX, CSBIX, CSCIX, CSDIX

COHEN & STEERS
INTERNATIONAL REALTY FUND

  •  Designed for investors seeking maximum total return, investing primarily in international real estate securities

  •  Symbols: IRFAX, IRFCX, IRFIX

COHEN & STEERS
DIVIDEND VALUE FUND

  •  Designed for investors seeking high current income and long-term growth of income and capital appreciation, investing primarily in dividend paying common stocks and preferred stocks

  •  Symbols: DVFAX, DVFCX, DVFIX

COHEN & STEERS
INSTITUTIONAL GLOBAL REALTY SHARES

  •  Designed for investors seeking maximum total return, investing primarily in global real estate securities

  •  Symbol: GRSIX

COHEN & STEERS
INSTITUTIONAL REALTY SHARES

  •  Designed for institutional investors seeking maximum total return, investing primarily in REITs

  •  Symbol: CSRIX

COHEN & STEERS
REALTY FOCUS FUND

  •  Designed for investors seeking maximum capital appreciation, investing in a limited number of REITs and other real estate securities

  •  Symbols: CSFAX, CSFBX, CSFCX, CSSPX

COHEN & STEERS
UTILITY FUND

  •  Designed for investors seeking maximum total return, investing primarily in utilities

  •  Symbols: CSUAX, CSUBX, CSUCX, CSUIX

COHEN & STEERS
ASIA PACIFIC REALTY SHARES

  •  Designed for investors seeking maximum total return, investing primarily in real estate securities located in the Asia Pacific region

  •  Symbols: APFAX, APFCX, APFIX

COHEN & STEERS
EUROPEAN REALTY SHARES

  •  Designed for investors seeking maximum total return, investing primarily in real estate securities located in Europe

  •  Symbols: EURAX, EURCX, EURIX

Please consider the investment objectives, risks, charges and expenses of the fund carefully before investing. A prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the prospectus carefully before investing.

Cohen & Steers Securities, LLC, Distributor

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

OFFICERS AND DIRECTORS

Robert H. Steers
Director and co-chairman

Martin Cohen
Director and co-chairman

Bonnie Cohen
Director

George Grossman
Director

Richard E. Kroon
Director

Richard J. Norman
Director

Frank K. Ross
Director

Willard H. Smith Jr.
Director

C. Edward Ward, Jr.
Director

Adam M. Derechin
President and chief executive officer

Joseph M. Harvey
Vice president

James S. Corl
Vice president

John E. McLean
Secretary

James Giallanza
Treasurer and chief financial officer

Lisa D. Phelan
Chief compliance officer

KEY INFORMATION

Investment Advisor

Cohen & Steers Capital Management, Inc.
280 Park Ave
New York, NY 10017
(212) 832-3232

Fund Subadministrator and Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent

Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171
(800) 437-9912

Legal Counsel

Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, NY 10038

Distributor

Cohen & Steers Securities, LLC
280 Park Ave
New York, NY 10017
(212) 832-3232

Nasdaq Symbol: Class A—EURAX
Class C—EURCX
Class I—EURIX

Web site: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers European Realty Shares, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the fund. Past performance is of course no guarantee of future results and your investment may be worth more or less at the time you sell.

COHEN & STEERS

EUROPEAN REALTY SHARES

280 PARK AVENUE

NEW YORK, NY 10017

SEMIANNUAL REPORT

APRIL 30, 2007

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)  Not applicable.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)  Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Chief Executive Officer

Date: July 2, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin
Name:	Adam M. Derechin
Title:	President and Chief Executive Officer
(principal executive officer)

By:	/s/ James Giallanza
Name:	James Giallanza
Title:	Treasurer
(principal financial officer)

Date: July 2, 2007